Equity (Share Repurchase Program) (Details) - USD ($)	1 Months Ended		10 Months Ended	12 Months Ended
	Jan. 31, 2017	Mar. 31, 2014	Jun. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2014	Jul. 31, 2013
Equity, Class of Treasury Stock [Line Items]
Number of shares called by warrants		25,800,000.0
Exercise price of warrants (dollars per share)		$ 32.085
Proceeds from issuance of warrants		$ 68,900,000		$ 0	$ 0	$ 68,900,000
Purchase of treasury shares					$ 20,818,000	$ 126,889,000
Expected future share repurchase amount				$ 300,000,000
2013 Stock Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Amount authorized to repurchase shares								$ 100,000,000
Purchase of treasury shares (in shares)			4,400,000
Purchase of treasury shares			$ 100,400,000
2014 Stock Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Amount authorized to repurchase shares							$ 100,000,000
Purchase of treasury shares (in shares)					800,000.0	2,100,000.0
Purchase of treasury shares					$ 20,800,000	$ 49,100,000
Warrant class 1
Equity, Class of Treasury Stock [Line Items]
Number of shares called by warrants						15,200,000.0
Threshold trading days expiration						50 days
Warrant class 2
Equity, Class of Treasury Stock [Line Items]
Number of shares called by warrants						10,600,000.0
Threshold trading days expiration						50 days
Subsequent event
Equity, Class of Treasury Stock [Line Items]
Exercise price of warrants (dollars per share)	$ 32.056
Subsequent event | Synthetic Share Repurchase
Equity, Class of Treasury Stock [Line Items]
Stock repurchased	$ 244,000,000
Decrease of outstanding shares, rate	3.70%
Common shares outstanding (in shares)	230,800,000
Treasury shares (in shares)	4,950,000